RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2024
Reconciliations Of Liabilities Arising From Financing Activities
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

25	RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	At beginning of year	New leases entered	Advance receipts	Repayments made	Conversion to shares	Interest expenses	Exchange difference	At end of year
	USD	USD	USD	USD	USD	USD	USD	USD
2024
Bank borrowings	12,819,230	-	31,774,854	(34,685,698)	-	707,746	(263,142)	10,352,990
Other borrowings	664,479	-	963,547	(528,681)	-	30,461	335	1,130,141
Amounts due to an ultimate beneficial shareholder	17,322,288	-	1,524,747	(5,482,537)*	-	73,102	5,074	13,442,674
Lease liabilities	198,268	447,141	-	(77,751)	-	19,955	(4,168)	583,445
	31,004,265	447,141	34,263,148	(40,774,667)	-	831,264	(261,901)	25,509,250

2023
Bank borrowings	12,836,594	-	30,492,404	(31,243,426)	-	605,979	127,679	12,819,230
Other borrowings	-	-	663,211	(4,638)	-	4,638	1,268	664,479
Convertible bonds	12,210,327	-	-	(684,163)	(12,210,327)	684,163	-	-
Amounts due to an ultimate beneficial shareholder	21,619,313	-	2,579,641	(7,069,913)	-	197,066	(3,819)	17,322,288
Lease liabilities	173,458	128,273	-	(112,262)	-	6,306	2,493	198,268
	46,839,692	128,273	33,735,256	(39,114,402)	(12,210,327)	1,498,152	127,621	31,004,265

*	included receivables of $4,466,533 offsetting against the amount due to an ultimate beneficial shareholder